WARRANTS (Tables)	9 Months Ended
Sep. 30, 2025
Warrants
Schedule of warrant activity

	Number of Warrants	Weighted Average Exercise Price
Balance at January 1, 2025	3,144	$1,164.72
Granted	–	–
Exercised	–	–
Expired	(3)	9,000.00
Balance at September 30, 2025	3,141	1,157.23
Warrants Exercisable at September 30, 2025	3,141	$1,157.23

	Number of Warrants	Weighted Average Exercise Price
Balance at January 1, 2024	3,150	$1,162.76
Granted	–	–
Exercised	–	–
Expired	(3)	135.00
Balance at September 30, 2024	3,147	1,163.74
Warrants Exercisable at September 30, 2024	3,147	$1,163.74